Document and Entity Information	0 Months Ended
Nov. 30, 2011
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2011
Registrant Name	LORD ABBETT RESEARCH FUND INC
Central Index Key	0000887194
Amendment Flag	false
Document Creation Date	Sep. 25, 2012
Document Effective Date	Sep. 27, 2012
Prospectus Date	Sep. 27, 2012